Derivative Instruments - Schedule of Derivative instruments (Assets/Liabilities) at fair value (Table) (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Offsetting Assets [Line Items]
Derivative Asset, Noncurrent	$ 14,846		$ 1,574
Derivative Asset, Current	2,420		$ 0
Total fair value	$ 17,266
Cross currency swap agreement A | Derivative asset [Member]
Offsetting Assets [Line Items]
Effective date	26/07/2022
Termination date	26/07/2029
Notional Amount in EURO | €		€ 100,000
Notional Amount in United States Dollars	$ 101,800
Fixed Rate the Company receives in EURO	4.40%	4.40%
Fixed Rate the Company pays in United States Dollars	6.55%	6.55%
Derivative Asset, Noncurrent	$ 14,846
Cross currency swap agreement B | Derivative asset [Member]
Offsetting Assets [Line Items]
Effective date	21/10/2021
Termination date	21/10/2025
Notional Amount in EURO | €		€ 120,000
Notional Amount in United States Dollars	$ 139,716
Fixed Rate the Company receives in EURO	2.65%	2.65%
Fixed Rate the Company pays in United States Dollars	3.66%	3.66%
Derivative Asset, Current	$ 2,040
Cross currency swap agreement C | Derivative asset [Member]
Offsetting Assets [Line Items]
Effective date	21/10/2021
Termination date	21/10/2025
Notional Amount in EURO | €		€ 30,000
Notional Amount in United States Dollars	$ 34,929
Fixed Rate the Company receives in EURO	2.65%	2.65%
Fixed Rate the Company pays in United States Dollars	3.69%	3.69%
Derivative Asset, Current	$ 380